CONSOLIDATED INCOME STATEMENT (unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Net sales to third parties	$ 2,200	$ 2,094	$ 4,375	$ 4,004
Other revenues	17	16	31	36
Net sales and other revenues	2,217	2,110	4,406	4,040
Cost of net sales	(999)	(875)	(1,966)	(1,755)
Cost of other revenues	(14)	(15)	(28)	(34)
Gross profit	1,204	1,220	2,412	2,251
Selling, general & administration	(803)	(785)	(1,544)	(1,484)
Research & development	(181)	(178)	(347)	(344)
Other income	3	5	12	14
Other expense	(23)	(33)	(87)	(59)
Operating income	200	229	446	378
Interest expense	(31)	(30)	(60)	(61)
Other financial income & expense	(22)	(8)	(39)	(17)
Income before taxes	147	191	347	300
Taxes	1	(40)	(31)	(65)
Net income	$ 148	$ 151	$ 316	$ 235
Earnings per share ($)
Basic (in dollars per share)	$ 0.30	$ 0.31	$ 0.64	$ 0.48
Diluted (in dollars per share)	$ 0.30	$ 0.31	$ 0.64	$ 0.48
Weighted average number of shares outstanding
Basic (in shares)	491.7	490.0	491.3	489.9
Diluted (in shares)	494.3	493.2	494.2	492.8